UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: April 30, 2015

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2015

This information must be preceded or

accompanied by a current prospectus.

Investors should read the prospectus carefully

before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

Semi-Annual Report to Shareholders

As of April 30, 2015

(Unaudited)

The total net of fee return of the LSV Value Equity Fund and the benchmark Russell 1000 Value Index for trailing periods ended April 30, 2015, were as follows:

	6 Months Ended 4/30/15	1 Year Ended 4/30/15*	3 Years Ended 4/30/15*	5 Years Ended 4/30/15*	10 Years Ended 4/30/15*	Since Inception*
LSV Value Equity Fund, Institutional Class	3.62%	9.34%	20.63%	14.82%	8.17%	8.39%
Benchmark:
Russell 1000 Value Index	2.88	9.31	17.20	13.39	7.51	6.54
Broad Market:
S&P 500 Index	4.40	12.98	16.73	14.33	8.32	5.00

* Periods longer than one year are annualized; inception date is 3/31/99; net of fees.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578).

U.S. equity markets continued to generate decent returns in the trailing 6-month period. The S&P 500 Index posted a positive return in 1Q15 for the 9th straight quarter. Growth stocks fared better during the trailing 6-month period as the Russell 1000 Growth Index was up 6.6% and the Russell 1000 Value Index (benchmark) was up 2.9%. For the trailing 1-year period, the spread is significant as the Russell 1000 Growth Index is up 16.7% while the Russell 1000 Value Index is up only 9.3%.

Not surprisingly, LSV’s deep value exposure relative to the benchmark detracted from results during the period. However, stock selection was quite strong which drove the relative outperformance vs. the Russell 1000 Value benchmark. Fund holdings performed particularly well in the Energy sector due to an overweight to the oil refiners which outperformed. Holdings in the Health Care, Industrials and Consumer Discretionary sectors also performed well on a relative basis. The only sector in which Fund holdings detracted was Financials. Overall sector allocations detracted modestly due mostly to a nearly 5% overweight to the Technology sector. Our model continues to identify attractive valuations within the sector and as a result, the Fund has been overweight relative to the benchmark weight for some time now. This had a negative impact during the period as Technology was the worst performing sector. The Fund’s smaller capitalization bias was a positive contributor.

The Fund’s valuations moved higher during the trailing 6-month period but still trade at a significant discount to the value benchmark. The portfolio is trading at 13.9x forward earnings compared to 17.1x for the value benchmark, 1.8x book value compared to 1.9x for the benchmark and 8.8x cash flow compared to 10.5x for the Russell 1000 Value Index. The portfolio is also yielding 2.4%.

Sector weightings are a result of our bottom-up stock selection process subject to minimum and maximum exposures to sectors and industries. At April 30, the Fund’s biggest overweights are to the Technology and Consumer Discretionary sectors while the largest underweights are to the Financials, Consumer Staples, Industrials and Health Care sectors. At the industry level, the portfolio was overweight Insurance and Technology Hardware while underweight REITs, Diversified Financial Services, and Industrial Conglomerates.

Our organization remains stable and our research team continues to pursue an active research agenda in which we are looking for better ways to measure value and identify signs of positive change. As always, we are focused on delivering the long-term results that our investors have come to expect from LSV and that we have delivered for clients since 1994.

The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal.

The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding) , with each stock’s weight in the Index proportionate to its market value. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance.

Index Returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any manage fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

April 30, 2015	(Unaudited)

Sector Weightings†:

† Percentages are based on total investments.

Schedule of Investments

LSV Value Equity Fund	Shares	Value (000)

Common Stock (100.1%)
Aerospace & Defense (3.0%)
Boeing	38,200	$5,476
Engility Holdings	28,316	789
Exelis	117,600	2,884
L-3 Communications Holdings, Cl 3	44,000	5,056
Northrop Grumman	117,900	18,161
Raytheon	112,000	11,648
Vectrus*	6,533	167

		44,181

Agricultural Operations (1.2%)
Archer-Daniels-Midland	369,400	18,056

Agricultural Products (1.2%)
Bunge	99,300	8,576
Ingredion	120,500	9,568

		18,144

Air Freight & Logistics (0.7%)
FedEx	59,960	10,167

Aircraft (0.4%)
Delta Air Lines	125,400	5,598

Apparel Retail (0.2%)
Abercrombie & Fitch, Cl A	147,300	3,311

Application Software (0.7%)
Amdocs	179,100	9,863

Asset Management & Custody Banks (1.4%)
Ameriprise Financial	78,700	9,860
State Street	146,700	11,313

		21,173

Automotive (3.5%)
Autoliv	88,400	10,495
Ford Motor	1,179,700	18,639

	Shares	Value (000)

Automotive (continued)
General Motors	187,600	$6,577
Lear	70,600	7,839
TRW Automotive Holdings*	65,575	6,890

		50,440

Banks (9.7%)
Bank of America	952,600	15,175
CIT Group	108,700	4,895
Fifth Third Bancorp	415,700	8,314
Huntington Bancshares	1,055,300	11,461
JPMorgan Chase	597,900	37,823
Keycorp	493,100	7,125
PNC Financial Services Group	163,500	14,998
Regions Financial	602,700	5,925
SunTrust Banks	212,900	8,835
Wells Fargo	479,700	26,431

		140,982

Biotechnology (1.7%)
Amgen	87,200	13,770
Myriad Genetics*	58,500	1,932
United Therapeutics*	57,800	9,230

		24,932

Cable & Satellite (1.8%)
DIRECTV*	185,400	16,817
Time Warner Cable, Cl A	64,200	9,984

		26,801

Casinos & Gaming (0.0%)
International Game Technology*	1	—

Chemicals (1.3%)
Eastman Chemical	104,000	7,927
Huntsman	321,000	7,399
Olin	137,900	4,072

		19,398

Commercial Printing (1.0%)
Deluxe	110,200	7,136
RR Donnelley & Sons	410,800	7,649

		14,785

Commercial Services (0.3%)
Western Union	207,000	4,198

Commodity Chemicals (0.4%)
Cabot	144,300	6,167

Computer & Electronics Retail (0.2%)
GameStop, Cl A	86,500	3,334

Computers & Services (4.9%)
EMC	223,200	6,006
Hewlett-Packard	369,800	12,192
Microsoft	126,900	6,173
Oracle	210,600	9,187

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2015	(Unaudited)

LSV Value Equity Fund	Shares	Value (000)

Computers & Services (continued)
Seagate Technology	247,700	$14,545
Symantec	288,500	7,191
Western Digital	164,900	16,117

		71,411

Construction & Engineering (0.3%)
Tutor Perini*	200,300	4,246

Electrical Services (4.9%)
American Electric Power	275,600	15,673
Edison International	92,600	5,643
Entergy	135,300	10,442
Exelon	238,700	8,121
FirstEnergy	243,400	8,741
Public Service Enterprise Group	359,200	14,921
SCANA	152,000	8,053

		71,594

Fertilizers & Agricultural Chemicals (0.7%)
CF Industries Holdings	35,600	10,234

Financial Services (4.2%)
Capital One Financial	89,300	7,220
Citigroup	427,600	22,800
Discover Financial Services	156,400	9,066
Goldman Sachs Group	83,100	16,322
Morgan Stanley	155,100	5,787

		61,195

Food, Beverage & Tobacco (1.4%)
Lorillard	87,100	6,085
Tyson Foods, Cl A	353,500	13,963

		20,048

General Merchandise Stores (0.9%)
Big Lots	145,700	6,639
Target	78,000	6,149

		12,788

Health Care Equipment (2.0%)
Baxter International	222,300	15,281
Medtronic	89,500	6,663
Zimmer Holdings	68,500	7,524

		29,468

Household Products, Furniture & Fixtures (1.0%)
Whirlpool	81,200	14,259

Insurance (12.5%)
Aetna	196,500	21,000
Allstate	264,800	18,446
American Financial Group	209,500	13,240
Anthem	142,400	21,492
Assurant	138,400	8,506
Chubb	74,100	7,288
CIGNA	75,000	9,348

	Shares	Value (000)

Insurance (continued)
Genworth Financial, Cl A*	393,400	$3,458
Hartford Financial Services Group	220,400	8,986
Lincoln National	290,600	16,416
MetLife	179,400	9,201
Prudential Financial	187,200	15,276
Radian Group	214,600	3,833
Stancorp Financial Group	122,100	8,801
Travelers	156,800	15,854

		181,145

IT Consulting & Other Services (0.0%)
Science Applications International	21,328	1,068

Machinery (2.5%)
AGCO	178,700	9,205
Caterpillar	106,100	9,218
Deere	194,030	17,563

		35,986

Motorcycle Manufacturers (0.3%)
Harley-Davidson	89,300	5,020

Multimedia (0.6%)
Viacom, Cl B	118,000	8,195

Office Electronics (0.7%)
Xerox	866,600	9,966

Office Equipment (0.2%)
Steelcase, Cl A	143,228	2,517

Oil & Gas Equipment & Services (0.9%)
Halliburton	136,600	6,687
National Oilwell Varco	106,700	5,805

		12,492

Paper Packaging (0.7%)
Rock-Tenn, Cl A	147,000	9,258

Petroleum & Fuel Products (10.8%)
Apache	75,700	5,178
Chevron	218,500	24,267
ConocoPhillips	159,600	10,840
Ensco, Cl A	141,900	3,871
Exxon Mobil	306,800	26,805
Helmerich & Payne	85,200	6,643
Marathon Oil	220,900	6,870
Marathon Petroleum	171,600	16,915
Murphy Oil	76,500	3,642
Noble	196,400	3,400
Paragon Offshore	65,466	118
Phillips 66	219,400	17,401
Tesoro	156,100	13,398
Valero Energy	327,100	18,612

		157,960

Petroleum Refining (0.4%)
Hess	74,500	5,729

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2015	(Unaudited)

LSV Value Equity Fund	Shares	Value (000)

Pharmaceuticals (4.9%)
Johnson & Johnson	99,900	$9,910
Merck	158,100	9,417
Pfizer	1,525,000	51,743

		71,070

Printing & Publishing (1.3%)
Gannett	256,300	8,796
Lexmark International, Cl A	221,400	9,828

		18,624

Reinsurance (2.7%)
Endurance Specialty Holdings	102,300	6,177
Everest Re Group	96,000	17,175
PartnerRe	59,500	7,616
Validus Holdings	215,100	8,998

		39,966

Retail (2.5%)
Kohl’s	271,600	19,460
Kroger	145,200	10,006
Macy’s	97,400	6,295

		35,761

Semi-Conductors/Instruments (2.7%)
Flextronics International*	383,800	4,423
Intel	801,900	26,102
Sanmina*	114,223	2,322
Vishay Intertechnology	486,600	6,170

		39,017

Steel & Steel Works (0.3%)
Steel Dynamics	179,300	3,968

Technology Distributors (0.5%)
Insight Enterprises*	277,400	7,939

Telephones & Telecommunications (6.6%)
AT&T	788,900	27,327
Cisco Systems	1,000,300	28,839
Corning	566,700	11,861
Harris	129,500	10,391
Verizon Communications	353,900	17,851

		96,269

Total Common Stock
(Cost $1,045,702)		1,458,723

	Face Amount	Value (000)

Repurchase Agreement (0.2%)
Morgan Stanley 0.090%, dated 04/30/15, to be repurchased on 05/01/15, repurchase price $2,455 (collateralized by a US Treasury Note, par value $2,433, 2.125%, 08/15/21; with a total market value of $2,504)	$2,455	$2,455

Total Repurchase Agreement
(Cost $2,455)		2,455

Total Investments — 100.3%
(Cost $1,048,157)		$1,461,178

Percentages are based on Net Assets of $1,457,107 (000).

*	Non-income producing security.

Cl	Class

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,458,723	$—	$—	$1,458,723
Repurchase Agreement	—	2,455	—	2,455
Total Investments in Securities	$1,458,723	$2,455	$—	$1,461,178

For the six months ended April 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended April 30, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (000) April 30, 2015	(Unaudited)

	LSV Value Equity Fund
Assets:
Investments at Value (Cost $1,048,157)	$1,461,178
Receivable for Investment Securities Sold	1,371
Dividend and Interest Receivable	1,350
Receivable for Capital Shares Sold	456
Reclaim Receivable	48
Prepaid Expenses	41
Total Assets	1,464,444
Liabilities:
Payable for Capital Shares Redeemed	4,867
Payable for Investment Securities Purchased	1,564
Payable due to Investment Adviser	664
Payable due to Administrator	85
Payable due to Trustees	7
Payable due to Chief Compliance Officer	7
Payable due to Distributor	—
Other Accrued Expenses	143
Total Liabilities	7,337
Net Assets	$1,457,107

Net Assets Consist of:
Paid-in Capital	$1,159,569
Undistributed Net Investment Income	7,517
Accumulated Net Realized Loss on Investments	(123,000)
Net Unrealized Appreciation on Investments	413,021
Net Assets	$1,457,107

Net Asset Value, Offering and Redemption Price Per Share —
Institutional Shares ($1,456,067 ÷ 60,204,383 shares)(1)	$24.19

Net Asset Value, Offering and Redemption Price Per Share —
Investor Shares ($1,040 ÷ 43,069 shares)(1)	$24.16	*

(1)	Shares have not been rounded.

*	Net Assets divided by shares do not calculate to the stated NAV because Net Asset amounts are shown rounded.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Operations (000) For the six months ended April 30, 2015	(Unaudited)

LSV Value Equity Fund
Investment Income:
Dividend Income	$17,481
Interest Income	1
Total Investment Income	17,482
Expenses:
Investment Advisory Fees	3,972
Administration Fees	509
Trustees’ Fees	17
Chief Compliance Officer Fees	7
Distribution Fees — Investor Class	1
Professional Fees	102
Transfer Agent Fees	69
Printing Fees	57
Custodian Fees	34
Registration and Filing Fees	15
Insurance and Other Fees	28
Total Expenses	4,811
Less: Fees Paid Indirectly — (see Note 4)	—
Net Expenses	4,811
Net Investment Income	12,671
Net Realized Gain on Investments	72,602
Net Change in Unrealized Appreciation (Depreciation) on Investments	(36,181)
Net Realized and Unrealized Gain on Investments	36,421
Net Increase in Net Assets Resulting from Operations	$49,092

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (000) For the six months ended April 30, 2015 (Unaudited) And for the year ended October 31, 2014

	LSV Value Equity Fund
	11/1/2014 to 4/30/2015	11/1/2013 to 10/31/2014
Operations:
Net Investment Income	$12,671	$21,767
Net Realized Gain on Investments	72,602	86,905
Net Change in Unrealized Appreciation (Depreciation) on Investments	(36,181)	114,808
Net Increase in Net Assets Resulting from Operations	49,092	223,480
Dividends and Distributions From:
Net Investment Income:
Institutional Class	(22,325)	(19,631)
Investor Class	(4)	—
Total Dividends and Distributions	(22,329)	(19,631)
Capital Share Transactions:
Institutional Class:
Issued	171,038	302,193
Reinvestment of Dividends and Distributions	21,425	19,164
Redeemed	(201,978)	(388,985)
Net Decrease from Institutional Class Capital Share Transactions	(9,515)	(67,628)
Investor Class:
Issued	870	223
Reinvestment of Dividends and Distributions	4	—
Redeemed	(73)	—
Net Increase from Investor Class Capital Share Transactions	801	223
Net Decrease in Net Assets Derived from Capital Share Transactions	(8,714)	(67,405)
Total Increase in Net Assets	18,049	136,444
Net Assets:
Beginning of Period	1,439,058	1,302,614
End of Year/Period (including undistributed net investment income of $7,517 and $17,175 respectively)	$1,457,107	$1,439,058

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (000) For the six months ended April 30, 2015 (Unaudited) And for the year ended October 31, 2014

	LSV Value Equity Fund
	11/1/2014 to 4/30/2015	11/1/2013 to 10/31/2014
Share Transactions:
Institutional Class:
Issued	7,148	13,497
Reinvestment of Dividends and Distributions	889	893
Redeemed	(8,534)	(17,558)
Total Institutional Class Share Transactions	(497)	(3,168)
Share Transactions:
Investor Class:
Issued	36	10
Reinvestment of Dividends and Distributions	—	—
Redeemed	(3)	—
Total Investor Class Share Transactions	33	10
Net Decrease in Shares Outstanding	(464)	(3,158)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights For a share outstanding throughout each Period For the six months ended April 30, 2015 (Unaudited) and the years/periods ended October 31,

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gain	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡

LSV Value Equity Fund
Institutional Class
2015*	$23.70	$0.21	$0.65	$0.86	$(0.37)	$—	$(0.37)	$24.19	3.62%	$1,456,067	0.67%	1.75%	12%
2014	20.39	0.36	3.27	3.63	(0.32)	—	(0.32)	23.70	17.98	1,438,832	0.66	1.60	12
2013	15.13	0.31	5.28	5.59	(0.33)	—	(0.33)	20.39	37.71	1,302,614	0.65	1.77	13
2012	13.14	0.27	2.00	2.27	(0.28)	—	(0.28)	15.13	17.64	993,106	0.66	1.96	10
2011	12.95	0.21	0.19	0.40	(0.21)	—	(0.21)	13.14	3.05	1,448,069	0.64	1.52	19
2010	11.66	0.25	1.32	1.57	(0.28)	—	(0.28)	12.95	13.62	1,807,315	0.63	1.98	24
Investor Class
2015*	$23.69	$0.16	$0.66	$0.82	$(0.35)	$—	$(0.35)	$24.16	3.47%	$1,040	0.92%	1.33%	12%
2014**	23.18	0.08	0.43	0.51	—	—	—	23.69	2.20	226	0.94	0.82	12

*	For the first six months ended April 30, 2015. All ratios for the period have been annualized.

**	Commenced operations on June 10, 2014. All ratios for the period have been annualized.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share calculations were performed using average shares for the period.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements April 30, 2015	(Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 54 funds. The financial statements herein are those of the LSV Value Equity Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing in undervalued stocks which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

The LSV Value Equity Fund Investor Class commenced operations on June 10, 2014.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates — The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last reported sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities, if any, are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2015, there were no securities valued in accordance with Fair Value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices unadjusted in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest

Notes to Financial Statements April 30, 2015	(Unaudited)

rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2015, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years( i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2015, the Fund did not have any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2015, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include

Notes to Financial Statements April 30, 2015	(Unaudited)

regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Transfer Agency and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”) and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2015 the Fund paid $509,409, for these services.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

The Fund has adopted a distribution plan under the Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the six months ended April 30, 2015, the Fund incurred $704 of distribution fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six months ended April 30, 2015, the Fund earned $22 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.55% of the Fund’s average daily net assets.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2015, were as follows (000):

Purchases	$167,046
Sales	$177,613
7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years ended October 31, 2014 and 2013 was as follows (000):

Ordinary Income
2014	$19,631
2013	22,053

As of October 31, 2014, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income	$17,175
Capital Loss Carryforward	(181,423)
Unrealized Appreciation	435,024

Total Distributable Earnings	$270,776

For Federal income tax purposes, the following capital loss carryforwards represent realized losses of the Fund that may be carried forward a maximum of eight years and applied against future capital gains as follows (000):

Expires 10/31/16	Expires 10/31/17	Expires 10/31/18	Expires 10/31/19	Total
$648	$176,168	$4,429	$178	$181,423

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund has no capital loss carryforwards under the new provision.

Notes to Financial Statements April 30, 2015	(Unaudited)

During the year ended October 31, 2014, $86,905 (000) of capital loss carryforwards were utilized.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2015, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$1,048,157	$462,127	$(49,106)	$413,021

8.	Other:

At April 30, 2015, 53% of total shares outstanding for the Institutional Class were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. At April 30, 2015, 79% of total shares outstanding for the Investor Class were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of mostly omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9.	New Accounting Pronouncement:

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No.2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (NAV) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

10.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.

The table below illustrates your Fund’s costs in two ways:

•  Actual fund return.  This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% return.  This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/14	Ending Account Value 04/30/15	Annualized Expense Ratios	Expenses Paid During Period*
LSV Value Equity Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,036.20	0.67%	$3.38
Investor Shares	1,000.00	1,034.70	0.92	4.64

Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,021.47	0.67%	$3.36
Investor Shares	1,000.00	1,020.33	0.92	4.61

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 10, 2015 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance systems; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect any economies of scale being realized by the Adviser for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel and the resources of the Adviser. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment approach for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Investment Performance of the Fund and the Adviser

The Board was provided with information regarding the Fund’s performance since the Agreement was last renewed, as well as information regarding the Fund’s performance over other time periods including since its inception. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to institutional and other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates. The Trustees noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board was unable to conclude that economies of scale, if any, were not appropriately shared with the Fund.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Value Equity Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm:

Ernst & Young LLP

The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission “SEC” for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors’ Inner Circle Fund uses to determine how to vote proxies if any relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge i upon request, by calling 888-Fund-LSV and ii on the Commission’s website at http://www.sec.gov.

LSV-SA-003-1700

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: June 26, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: June 26, 2015